Cash Flow Detail - Financing Activities, Dividends and Shares (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2023
Dividends [Line Items]
Dividends paid	€ (1,887)	€ (2,139)	€ (1,397)
(Payments)/proceeds from share capital decrease/increase with minority interests	(57)	113	1,022
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(1,301)	(1,771)	(555)
Operations with other equity holders	(346)	(329)	(268)
Undated deeply subordinated securities
Dividends [Line Items]
Operations with other equity holders	1,300	1,750	750
Acquisition and payment of undated deeply subordinated securities (Note 17.c)	(1,300)	(1,750)	(750)
Coupon related to undated deeply subordinated securities
Dividends [Line Items]
Payments for equity	(346)	(329)	(268)
Telefonica Moviles Guatemala & Telefonica Celular de Nicaragua & Telefonica Moviles Panama
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	0	0	(44)
Pontel Participaciones, S.L. Holding company
Dividends [Line Items]
(Payments)/proceeds from share capital (decrease)/increase with minority interest	0	111	0
Pontel Participaciones, S.L. Holding company | Telxius Telecom, S.A.
Dividends [Line Items]
Percentage of voting equity interests acquired				40.00%
Bluevia Fibra S.L.U.
Dividends [Line Items]
(Payments)/proceeds from share capital (decrease)/increase with minority interest	0	0	1,021
Telefonica Brasil, S.A.
Dividends [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	(57)	0	0
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(224)	(92)	(111)
Others
Dividends [Line Items]
(Payments)/proceeds from share capital (decrease)/increase with minority interest	0	2	1
KKR Alameda Aggregator L.P.
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	0	(351)	0
KKR Alameda Aggregator L.P. | Telxius Telecom, S.A.
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	€ 0	(224)	0
Percentage of voting equity interests acquired	40.00%
Pontegadea Inversiones, S.L.
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	€ 0	(88)	0
Telefonica Deutschland Holding A.G.
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(1,019)	(816)	(48)
Telefonica, S.A.
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(58)	(223)	(365)
Telefónica Hispanoamérica, S.A.U. Holding company
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	0	23	13
Dividends paid by Telefonica, S.A.
Dividends [Line Items]
Dividends paid	(1,720)	(1,701)	(959)
Non-controlling interests in Telefonica Brasil, S.A.
Dividends [Line Items]
Dividends paid	(113)	(189)	(268)
Non-controlling interests of Telefonica Deutschland
Dividends [Line Items]
Dividends paid	(17)	(157)	(161)
Payments to non-controlling interests of Telxius Telecom, S.A.
Dividends [Line Items]
Dividends paid	0	(76)	0
Others
Dividends [Line Items]
Dividends paid	€ (37)	€ (16)	€ (9)